Selected Financial Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Selected Financial Data

The following consolidated selected financial data is derived from our audited financial statements as of and for the five years ended December 31, 2020. The following consolidated financial data should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the Consolidated Financial Statements and related notes included elsewhere in this report.

Selected Financial Data

(dollars in thousands except ratios, per share and shares outstanding information)

	2020	2019	2018	2017	2016
Summary of Operations
Interest income	$24,075	$23,767	$21,873	$19,340	$18,046
Interest expense	2,236	3,565	1,882	1,277	1,310
Net interest income	21,839	20,202	19,991	18,063	16,736
Provision for (recovery of) loan losses	2,387	(588)	90	(236)	(88)
Noninterest income	20,877	9,005	8,279	8,425	9,357
Noninterest expense	29,885	25,937	25,124	23,304	23,075
Income taxes	2,337	771	579	1,809	895
Net income	$8,107	$3,087	$2,477	$1,611	$2,211
Less: Net income attributable to noncontrolling interest	(567)	(564)	(570)	(592)	(593)
Less: Dividends on preferred stock	$—	$—	$—	$—	$—
Net Income available to common shareholders	$7,540	$2,523	$1,907	$1,019	$1,618
Per Common Share
Net income – basic (1)	$1.06	$0.34	$0.26	$0.13	$0.21
Net income – diluted (1)	1.06	0.34	0.26	0.13	0.21
Book value (1)	6.89	5.28	4.66	4.49	4.31
Weighted Average Shares
Outstanding:
Basic (1)	7,130,772	7,343,247	7,373,919	7,575,577	7,681,987
Diluted (1)	7,130,772	7,343,247	7,373,919	7,576,360	7,682,100
Ratios
Return on average assets	1.10%	0.48%	0.40%	0.28%	0.41%
Return on average equity	15.37%	6.43%	5.57%	3.62%	4.99%
Average equity to average assets	7.14%	7.43%	7.26%	7.78%	8.29%
Selected Year-end Balances
Assets	$827,770	$656,793	$632,304	$577,253	$548,230
Loans held for investment	467,741	357,950	369,970	356,871	341,829
Securities	221,072	101,952	102,136	107,201	117,889
Deposits	743,196	585,878	566,901	512,628	485,719
Borrowed funds	11,702	10,618	11,164	11,286	12,208
Shareholders’ equity	59,237	48,858	45,175	44,540	43,525
Selected Average Balances
Assets	$738,060	$645,681	$612,403	$572,630	$534,296
Loans held for investment	431,235	369,540	369,419	348,980	334,317
Securities	158,017	100,775	103,223	113,025	107,396
Deposits	663,188	575,480	548,296	509,352	470,921
Borrowed funds	11,380	10,956	11,284	11,679	12,898
Shareholders’ equity	52,732	47,993	44,468	44,542	44,283

(1)

Net income per share, book value per share, weighted average shares outstanding and shares outstanding at year-end for years 2019 through 2016 have been adjusted to reflect the 2% stock dividends in 2020, 2019, 2018 and 2017.